Schedule of Roll Forward of Redeemable Preferred Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Beginning balance	$ 5,014	$ 3,582
Additions from new investment	200	1,000
Distributions	(131)	(101)
Additions from reinvestment	642	533
Ending balance	$ 5,725	$ 5,014